Related Parties (Details Narrative) - Service Agreement [Member] - Nickel Road Management LLC [Member] - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement cost	$ 2,942,000	$ 2,947,000
Management fees	$ 141,000	$ 1,300